Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 62,237	$ 35,160
Cost of revenues	64,130	46,977
Gross loss	(1,893)	(11,817)
Operating expenses:
Research and development, net	41,765	19,142
Selling, general and administrative	58,395	23,993
Total operating expenses	100,160	43,135
Operating loss	(102,053)	(54,952)
Other income (expense):
Interest income (expense), net	(6,128)	224
Gain (loss) on foreign exchange	(567)	2,420
Change in fair value of liability classified warrants	(15,294)	(2,417)
Other income (expense), net	(798)	187
Total other income (expense), net	(22,787)	414
Loss before income taxes	(124,840)	(54,538)
Benefit (provision) for income taxes	7,520	(467)
Net loss	(117,320)	(55,005)
Other comprehensive income, net of tax:
Foreign currency translation income	253	1,134
Comprehensive loss	$ (117,067)	$ (53,871)
Denominator
Net loss per share attributable to common stockholders-basic and diluted	$ (0.56)	$ (0.73)
Weighted-average common shares outstanding:
Weighted average common shares outstanding-basic and diluted	209,895,135	75,414,888